Long-Term Investments - Schedule of Long-Term Investment Consisted of Equity Investments Accounted For Using The Equity Method (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Investment Consisted of Equity Investments Accounted for Using the Equity Method [Abstract]
Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)